Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 5. Convertible Notes Payable

On January 21, 2021, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd (“Power Up January 2021 Note”). Pursuant to the terms of the Power Up January 2021 Note, the lender agreed to purchase from the Company, for a purchase price of $75,000, a 10% convertible note in the principal amount of $86,350. The Power Up January 2021 Note matures and becomes due and payable on March 5, 2022 and accrues interest at a rate of 10% per annum. The Power Up January 2021 Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Power Up January 2021 Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

On March 5, 2021, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd (“Power Up March 2021 Note”). Pursuant to the terms of the Power Up March 2021 Note, the lender agreed to purchase from the Company, for a purchase price of $75,000, a 10% convertible note in the principal amount of $86,350. The Power Up March 2021 Note matures and becomes due and payable on March 5, 2022 and accrues interest at a rate of 10% per annum. The Power Up March 2021 Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Power Up March 2021 Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

On May 4, 2021, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd (“Power Up May 2021 Note”). Pursuant to the terms of the Power Up 2021 Note, the lender agreed to purchase from the Company, for a purchase price of $150,000, a 10% convertible note in the principal amount of $169,125. The Power Up 2021 Note matures and becomes due and payable on May 4, 2022 and accrues interest at a rate of 10% per annum. The Power Up May 2021 Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Power Up May 2021 Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

During the three and six months ended June 30, 2021, the Company recorded amortization of debt discount and original issue discount of $364,877 and $582,631, respectively, for all convertible debentures. During the three and six months ended June 30, 2020, the Company recorded amortization of debt discount and original discount of $201,028 and $403,267, respectively, for all convertible debentures. This amount is included in interest expense in our consolidated statements of operations.

The following is a summary of the activity of the convertible notes payable and convertible debenture for the six months ended June 30, 2021:

Convertible
Debenture
Balance as of December 31, 2020	$1,661,520
Issuance of convertible debenture - principal amount	341,825
Issuance of convertible debenture - debt discount and original issue discount	(341,825)
Amortization of debt discount and original issue discount	582,631
Conversion to common stock, net of discount	(346,874)
Balance as of June 30, 2021	$1,897,277

The following comprises the balance of the convertible debenture outstanding at June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020
Principal amount outstanding	$2,304,602	$2,458,024
Less: Unamortized original issue discount	(55,271)	(94,857)
Less: Unamortized debt discount	(352,053)	(701,647)
	$1,897,277	$1,661,520

At December 31, 2020, convertible notes payable includes a balance of $615,134 pertaining to a parity default penalty booked in 2020. The EMA Note has an original principal of $85,000. In the second quarter of 2021, EMA converted $180,447 in principal for shares of common stock, with an outstanding principal balance of $434,687 as of June 30, 2021. The Company is currently settling the remaining note into shares and warrants to be issued to EMA, and expects the ultimate value to be less than the stated balance included in the consolidated balance sheet.

Note 5. Convertible Notes Payable

Convertible Note

In February 2019, the holder of a 2018 Note in the original principal amount of $35,000 converted the remaining $19,000 in principal and $4,255 in interest into an aggregate of 26,398,734 shares of our common stock at a conversion price of $0.0015 per share. As the result of such conversions, the 2018 Note has been repaid in full and terminated.

Convertible Debenture

Pride

On June 4, 2019 (the “Closing Date”), we entered into and closed a Securities Purchase Agreement (the “SPA”) with Pride (or the “Purchaser” or “Pride”) pursuant to which for a purchase price of $500,000, the Purchaser purchased $550,000 in principal amount of a 10% Original Issue Discount Senior Convertible Debenture (the “Debenture”) due 15 months following the date of issuance and an 18 month common stock purchase warrant (the “Warrant”) exercisable for up to 6,250,000 shares (subject to adjustment thereunder) of our common stock.

Subject to earlier conversion or redemption, the Debenture is due on June 4, 2020 (the “Maturity Date”). At any time after June 4, 2019, the Debenture is convertible, in whole or in part, into shares of common stock (the “Conversion Shares”) at the option of the holder, at any time and from time to time (subject to a 4.99% beneficial ownership limitation). If, on the Maturity Date, the outstanding principal balance of the Debenture is $50,000 or less, the Debenture, including all accrued and unpaid interest then due thereon, is automatically convertible into common stock. Subject to adjustment, the per share conversion price for the Debenture on any conversion date is the lesser of (i) $0.1069 or (ii) 85% of the lowest single trading date volume weighted average price for our Common stock during the 5 trading days prior to the conversion date. No later than the earlier of (i) 2 trading days after our receipt of a notice of conversion and (ii) the number of trading days comprising the standard settlement period after our receipt of a notice of conversion, we are required to deliver Conversion Shares which, when permitted under applicable securities laws, will be delivered free of restrictive legends and trading restrictions. In the event that we fail to deliver Conversion Shares by the applicable delivery date, the holder may rescind such conversion until such time that the Conversion Shares are received by the holder. Our failure to timely deliver Conversion Shares subjects us to the payment of liquidated damages to the holder as well as buy-in liability under circumstances where the holder is required to purchase Common Stock in the open market in satisfaction of a sale by the holder of Conversion Shares which the holder was entitled to receive. We are required to reserve and keep available from our authorized and unissued shares of Common Stock a sufficient number of shares to cover conversions of the Debenture. The number and amount of Conversion Shares issuable upon conversion is subject to adjustment in the event of stock splits and stock dividends. The Debenture also provides for full ratchet anti-dilution price adjustments under circumstances where, during the term of the Debenture, we issue Common Stock or common stock equivalents, exclusive of certain exempt issuances, at prices below the then applicable Debenture conversion price. The Debenture further provides for adjustments in the event of certain rights offerings, pro rata distributions to shareholders and fundamental transactions. The Debenture is subject to optional redemption by us, for cash, in whole or in part, upon 20 trading days prior written notice by us but only in the event, unless waived by the holder, we satisfy certain equity conditions (as such term is defined in the Debenture) during such 20 trading day period. Penalty interest is payable by us if we fail to effect an optional redemption by the applicable optional redemption date. The Debenture subjects us to negative covenants while the Debenture is outstanding.

On August 27, 2019, the Company entered into Amendment No. 1 to the Securities Purchase Agreement (the “First Amendment”) with Pride. Pursuant to the terms of the Amendment, Pride agreed to purchase an additional $220,000 in principal amount of 10% Original Issue Discount Senior Convertible Debenture for $200,000 in cash proceeds. As a result of this additional investment, the Company amended the currently outstanding 10% Original Issue Discount Senior Convertible Debenture that was issued to Pride on June 4, 2019 to increase the face value of the debenture from $550,000 to $770,000. No additional warrants were included in the amended agreement.

On October 14, 2019 the Company entered into Amendment No. 2 to the Securities Purchase Agreement (the “Second Amendment”) with Pride. Pursuant to the terms of Amendment. Pride agreed to purchase an additional $330,000 in principal amount of 10% Original Issue Discount Senior Convertible Debenture for $300,000 in cash proceeds. As a result of this additional investment, the Company amended the currently outstanding 10% Original Issue Discount Senior Convertible Debenture that was issued to Pride on June 4, 2019 and amended on August 27, 2019 to increase the face value of the debenture from $770,000 to $1,100,000.

Pursuant to the terms of the Second Amendment, the shares of common stock underlying the additional $330,000 in principal amount of 10% Original Issue Discount Senior Convertible Debenture (the “Additional Underlying Shares”) are not subject to the registration rights agreement entered into between the parties on June 4, 2019, but the Company has granted certain demand registration rights to Pride in connection with the Additional Underlying Shares.

From July to August 2019, Pride converted $21,910 in principal into 427,500 shares of our common stock. The Company recognized $18,925 of interest expense related to the write-off of discounts related to the conversion amounts.

Cavalry

On February 12, 2020, the Company entered into a Securities Purchase Agreement with Cavalry Fund I LP (the “Calvary Note”). Pursuant to the terms of the Calvary Note, the lender agreed to purchase from the Company, for a purchase price of $100,000, a 10% convertible note in the principal amount of $115,500. The Cavalry Note matured and became due and payable on November 11, 2020 and accrues interest at a rate of 10% per annum. The Calvary Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Calvary Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”) equal to the lower of: (i) the lowest closing price of the common stock during the preceding twenty (20) trading day period ending on the latest complete trading day prior to the issuance date of the Note (the “Closing Price”), (ii) $0.04, or (iii) 60% of the lowest traded price for the Common Stock on the principal market on which the Common Stock is then trading during the twenty (20) consecutive trading days on which at least 100 shares of Common Stock were traded including and immediately preceding the date of conversion. Upon an event of default, the holder may elect to convert at an alternate conversion price which is the lower of: (i) the closing price of the Common Stock on the Principal Market on the Trading Day immediately preceding the issue date of the Calvary Note or (ii) 60% of either the lowest traded price or the closing bid price, whichever is lower for the common stock on the principal market during any trading day in which the event of default has not been cured. The conversion price of the Note will be further adjusted by another 15% reduction, regardless of whether there is an event of default, if (A) the Common stock is no longer a reporting company pursuant to the Securities Exchange Act of 1934, as amended, (B) the Note cannot be converted into free trading shares after 181 days from the issuance date of the Note, (C) the Common Stock is chilled for deposit at DTC or becomes chilled at any point while the Note remains outstanding, (D) deposit or other additional fees are payable due to a Yield Sign, Stop Sign or other trading restrictions, or (E) if the closing price at any time falls below $0.015. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

Effective July 14, 2020, the Company and Calvary Fund I LP entered into an amendment to the Calvary Note to extend the maturity date of the note from November 11, 2020 to December 31, 2020, prohibit any conversions of the note prior to October 31, 2020, and extend the prepayment option from August 9, 2020 to December 31, 2020.

Power Up

On March 10, 2020, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd (“Power Up Note”). Pursuant to the terms of the Power Up Note, the lender agreed to purchase from the Company, for a purchase price of $75,000, a 10% convertible note in the principal amount of $85,800. The Power Up Note matures and becomes due and payable on March 10, 2021 and accrues interest at a rate of 10% per annum. The Power Up Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Power Up Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

On May 26, 2020, the Company entered into a Securities Purchase Agreement with Power Up Lending Group Ltd (“Power Up May Note”). Pursuant to the terms of the Power Up May Note, the lender agreed to purchase from the Company, for a purchase price of $75,000, a 10% convertible note in the principal amount of $85,800. The Power Up May Note matures and becomes due and payable on May 26, 2021 and accrues interest at a rate of 10% per annum. The Power Up Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Power Up May Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

On September 29, 2020, the Company entered into a Securities Purchase Agreement with Power Up (“Power Up September Note”). Pursuant to the terms of the Power Up September Note, the lender agreed to purchase from the Company, for a purchase price of $80,000, a 10% convertible note in the principal amount of $91,300. The Power Up September Note matures and becomes due and payable on September 29, 2021 and accrues interest at a rate of 10% per annum. The Power Up September Note, plus all accrued but unpaid interest, may be prepaid at any time prior to the maturity date.

The Power Up September Note is convertible into shares of the Company’s common stock at any time at a conversion price (the “Conversion Price”), which shall equal the Variable Conversion Price. The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.

As of December 31, 2020, Power Up fully converted the March and May notes, consisting of $150,000 in principal and accrued interest, into an aggregate of 49,110,485 shares of common stock.

Auctus

On August 11, 2020, the Company entered into a Securities Purchase Agreement (the “SPA”) with Auctus Fund, LLC (“Auctus”). Pursuant to the terms of the SPA, the Purchaser agreed to purchase from the Company, for a purchase price of $132,000, a 12% Convertible Note in the principal amount of $150,000. The Note matures and becomes due and payable on August 11, 2021 and accrues interest at a rate of 12% per annum while the Note remains outstanding. The Note may be prepaid on a monthly basis commencing six months after closing. The Note is convertible into shares of the Company’s common stock at any time at a conversion price (“Conversion Price”) equal to the lesser of (i) Current Market Price and (ii) the Variable Conversion Price. The Variable Conversion Price shall mean 100% multiplied by the Market Price (representing a discount rate of 0%). Market Price means the average of the previous 5 days volume weighted average price. In connection with the Note, the Company issued two common stock purchase warrants to purchase up to an aggregate of 15,000,000 shares of common stock (separately, “Warrant A” and “Warrant B”, and together, the “Warrants” and each a “Warrant”), upon the terms and subject to the limitations and conditions set forth in the Note. As of December 31, 2020, one warrant to purchase 7,500,000 shares was issued and outstanding to Auctus. The fair value of the warrants was determined to be $45,068 and was recorded as a debt discount to the note.

On October 8, 2020, the Company entered into a Securities Purchase Agreement (the “Auctus October Note”) with Auctus Fund, Pursuant to the terms of the Auctus October Note, Auctus agreed to purchase from the Company, for a purchase price of $300,000: (i) a Convertible Promissory Note in the principal amount of $300,000 (the “Auctus Note”); (ii) a common stock purchase warrant permitting Auctus to purchase up to 100,000,000 shares of the Company’s common stock at an exercise price of $0.015 per share (the “Warrant A”); and (iii) a common stock purchase warrant permitting Auctus to purchase up to 100,000,000 shares of the Company’s Common Stock at an exercise price of $0.015 per share (the “Warrant B”) and together with the Warrant A, the “Warrants”). As of December 31, 2020, two warrants to purchase an aggregate of 200,00,000 shares was issued and outstanding to Auctus. The fair value of the warrants was determined to be $1,237,906, which was recorded as origination interest and included in interest expense in the consolidated statements of operations.

The Auctus October Note accrues interest at a rate of 12% per annum and matures on October 8, 2021. The Auctus October Note is convertible into shares of the Company’s Common Stock, subject to the adjustments described therein. The conversion price shall be the “Market Price” which is defined as the volume weighted average price for the Common Stock during the 5 trading day period ending on the latest complete trading day prior to the conversion date.

JSJ

On September 28, 2020, the Company entered into a convertible promissory note (“JSJ Note”) with JSJ Investments, Inc., pursuant to which JSJ purchased from the Company, at a purchase price of $100,000, a 10% Convertible Note in the principal amount of $108,000.

The JSJ Note accrues interest at a rate of 10% per annum and matures on September 28, 2021. The JSJ Note, plus all accrued but unpaid interest and other amounts due on the JSJ Note, may be prepaid at any time prior to the maturity date. Upon an event of default, the interest rate shall increase to 18% for as long as the event of default is continuing (“Default Interest”). At any time on or after the Maturity Date, the Company may repay the then outstanding principal plus accrued interest and Default Interest, if any, to JSJ.

The JSJ Note is convertible into shares of the Company’s common stock at any time after 180 days from the issuance date. The conversion price is 60% multiplied by the lowest trading price for the common stock during the 20 trading day period ending on the latest complete trading day prior to the date of a conversion notice.

EMA

On March 11, 2020, the Company entered into a Securities Purchase Agreement (the “EMA Note”) with EMA Financial, LLC. Pursuant to the terms of the EMA Note, EMA agreed to purchase from the Company, for a purchase price of $75,000, a 10% Convertible Note in the principal amount of $85,000.

The EMA Note accrues interest at a rate of 10% per annum and matures on November 5, 2020. The EMA Note, plus all accrued but unpaid interest and other amounts due on the EMA Note, may be prepaid at any time prior to the maturity date.

The EMA Note is convertible into shares of the Company’s common stock. The conversion price shall be the lower of: (i) the lowest closing price of the common stock during the preceding 20 trading day period ending on the latest complete trading day prior to March 11, 2020, (ii) $0.04, or (iii) 60% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading days on which at least 100 shares of common stock were traded including and immediately preceding the conversion date. Additional discounts to the conversion price and penalties will apply if certain events occur, including if the closing price drops below $0.015, if the Company’s stock is subject to a DTC chill, or if the EMA Note cannot be converted in free trading shares after 181 days from the issuance date.

Effective as of September 29, 2020, the Company and EMA entered into an Amendment to the Note (the “EMA Amendment”), pursuant to which EMA and the Company agreed to amend the issuance date of the EMA Note from March 11, 2020 to September 29, 2020 and to extend the maturity date of the EMA Note from November 5, 2020 to September 29, 2021.

As of December 31, 2020, the EMA Note was in default and the parity value of the EMA Note was determined to be $615,134. As a result, the Company recorded an expense of $530,134, which is included in interest expense in the consolidated statements of operations.

In connection with the EMA Note, in October 2020 the Company issued a warrant to purchase 28,333,333 shares of common stock at an exercise price of $0.015 per share. The fair value of the warrants was determined to be $99,935, which was recorded as origination interest and included in interest expense in the consolidated statements of operations.

During the years ended December 31, 2020 and 2019, the Company, recorded amortization of debt discount and original discount of $862,209 and $368,257, respectively, for all convertible debentures. This amount is included in interest expense in our consolidated statements of operations.

The following is a summary of the activity of the convertible notes payable and convertible debenture for the year ended December 31, 2020 and 2019:

	Note	Debenture	Total
Balance as of December 31, 2018	$34,065	$-	$34,065
Issuance of convertible debenture - principal amount	-	1,100,000	1,100,000
Issuance of convertible debenture - debt discount and original issue discount	-	(1,100,000)	(1,100,000)
Amortization of debt discount and original issue discount	-	368,257	368,257
Conversion to common stock, net of discount	(34,065)	(4,487)	(38,552)
Balance as of December 31, 2019	-	363,769	363,769
Issuance of convertible debenture - principal amount	-	1,021,400	1,021,400
Issuance of convertible debenture - debt discount and original issue discount	-	(1,021,400)	(1,021,400)
Amortization of debt discount and original issue discount	-	862,209	862,209
Default penalty	-	530,134	530,134
Conversion to common stock, net of discount	-	(94,593)	(94,593)
Balance as of December 31, 20120	$-	$1,661,520	$1,661,520

The following comprises the balance of the convertible debenture outstanding at December 31, 2020:

Principal amount outstanding	$2,458,024
Less: Unamortized original issue discount	(94,857)
Less: Unamortized debt discount	(701,647)
$1,661,520